Equity In Earnings/(Loss) of Investees	12 Months Ended
Jun. 30, 2018
Disclosure of joint ventures [abstract]
Disclosure Of Interests In Joint Arrangements Explanatory [Text Block]
10. Equity In Earnings/(Loss) of Investees

Earnings from equity accounted investees

	% held by subsidiaries	Effective % held	Current assets US$000	Non-current assets US$000	Total assets US$000	Current liabilities US$000	Non-current liabilities US$000	Total liabilities US$000	Revenues US$000	Expenses US$000	Profit / (loss) after tax US$000	Company Share US$000
30 June 2018
Forage Innovations Limited	51%	24%	834	-	834	(556)	-	(556)	1,213	(1,155)	58	29
Agimol Corporation S.A.	50%	23%	40,602	10,276	50,878	(42,950)	-	(42,950)	51,706	(54,752)	(3,046)	(1,523)
Agri Optics New Zealand Limited	33%	15%	230	70	300	(41)	(305)	(346)	732	(760)	(28)	(36)
Canterbury Sale Yards (1996) Limited	50%	23%	104	28	132	(41)	-	(41)	392	(422)	(30)	(15)
Fertimas S.A.	50%	23%	12,304	-	12,304	(10,254)	-	(10,254)	19,285	(18,879)	406	203
			54,074	10,374	64,448	(53,842)	(305)	(54,147)	73,328	(75,968)	(2,640)	(1,342)
30 June 2017
Forage Innovations Limited	51%	21%	855	-	855	(614)	-	(614)	1,073	(1,131)	(58)	(30)
Agimol Corporation S.A.	50%	20%	37,586	8,056	45,642	(39,229)	-	(39,229)	61,041	(60,769)	272	136
Agri Optics New Zealand Limited	51%	21%	6	102	108	(68)	(140)	(208)	126	(198)	(71)	(36)
Canterbury Sale Yards (1996) Limited	50%	20%	141	4	145	(27)	-	(27)	378	(419)	(41)	(21)
Fertimas S.A.	50%	20%	6,513	-	6,513	(4,874)	-	(4,874)	14,781	(14,698)	83	41
			45,101	8,162	53,263	(44,812)	(140)	(44,952)	77,399	(77,215)	185	90

Movement in carrying value of the investment equity accounted investees

	2018	2017
	(US$’000)	(US$’000)
Opening balance	15,373	12,780
Investment in associates	2,192	2,066
Disposal	(79)	-
Impairment	(10,176)	-
Currency translation	(842)	437
Share of profit / (loss)	(1,342)	90
Closing balance	5,126	15,373

The Group’s equity accounted investees comprise Forage Innovation Limited, Canterbury Sale Yards (1996) Limited, Fertimas S. A., Agimol Corporation S.A. and Agri Optics New Zealand Limited.

The Group has conducted an impairment assessment based on forecasted future cash flows of Agimol Corporation S.A. which resulted in an impairment of $10.2 million recorded through the income statement in equity in loss of investees. As of June 30, 2018, there is goodwill of Nil million included in the carrying value of Agimol Corporation S.A. (2017: $9.7 million).

The carrying value of the investment in Agimol Corporation S.A. (Agrocentro Uruguay) has been assessed for impairment in conjunction with the review of the earn-out liability. Impairment testing was performed using a discounted cash flow model over a three year period plus a terminal cash flow to determine the recoverable amount of the assets. This assessment lead to a total impairment of $10.2 million to the carrying value of the investment.

The impairment assessment is based on a consideration of the value in use forecast cash flows as described below and with reference to fair value embedded in the offer made for the PGW Seeds business as a whole (see note 33).

The following key assumptions were used in the model, taking into account historic data and forecast economic conditions:

●	The Revenue is projected to increase by 4.6% in the 2019 year, 4.9% in the 2020 and 2021 years,
●	Post-tax discount rate of 13%;
●	Long term growth rate of 3.9%.
●	Continued shareholder support.

The key assumptions used and estimates made are considered to represent the most realistic assessment of the recoverable amount of the investment in associate. Based on this assessment the recoverable amount of this asset is lower than its carrying amount at the reporting date and management have concluded that a $10.2 million impairment was required.

The initial investment recorded for this equity accounted investee company in 2016 included a provision for expected future earn-out payments of $4.51 million. This provision was previously included within accruals and other liabilities. Based on the future cash flow forecasts, we have re-assessed the provision which has resulted in a reduction of the provision. The reduction of $3.7 million has been recorded through the income statement in Equity in loss of investees. This provision release offsets against the impairment of Agimol Corporation S.A. noted above.

The net Equity in earnings/(losses) of a loss of $7.9 million (2017: earnings of $1.8 million) comprises the impairment of $10.2 million (2017: Nil), share of loss of $1.4 million (2017: share of profit of $0.1 million) and the release of the earn-out provision of $3.7 million (2017: $1.7 million). Of this total, $8 million (2017: $1.8 million) is attributable to the investment in Agrocentro Uruguay

During the year the Group reduced its investment in Agri Optics New Zealand Ltd from 51% to 33.33% following the inclusion of a third JV partner. Proceeds of $0.08 million were received for the investment reduction.